Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 962,869	$ 459,080
Less: accumulated depreciation	(389,548)	(367,511)
Property and equipment, net	573,321	91,569
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	29,581	24,061
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	836,771	353,343
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 96,517	$ 81,676